LEASE LIABILITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about leases for lessee [abstract]
Interest expense on lease liabilities	$ 2.6
Lease commitments for short-term leases for which recognition exemption has been used	0.5
Cash outflow for leases	$ 12.1	$ 12.9